Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 256,683	₩ 195,288
Deposits due to customers	373,990,681	366,542,944
Borrowings	30,850,033	31,735,146
Debentures	51,817,223	43,920,641
Lease liabilities	563,389	384,553
Other financial liabilities	24,990,015	20,561,957
Total	482,468,024	463,340,529
Within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	74,205	39,524
Deposits due to customers	237,078,927	236,125,560
Borrowings	11,589,854	11,415,214
Debentures	4,635,557	5,510,096
Lease liabilities	60,099	74,228
Other financial liabilities	19,417,326	15,059,935
Total	272,855,968	268,224,557
4 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	89,287
Deposits due to customers	41,568,072	39,103,357
Borrowings	6,676,926	6,626,722
Debentures	5,525,191	5,328,382
Lease liabilities	49,069	42,106
Other financial liabilities	108,361	233,081
Total	53,927,619	51,422,935
7 to 9 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	69,534	0
Deposits due to customers	33,229,547	22,776,074
Borrowings	4,781,377	4,345,143
Debentures	4,442,376	5,383,741
Lease liabilities	45,534	58,241
Other financial liabilities	30,995	21,356
Total	42,599,363	32,584,555
10 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	112,944	0
Deposits due to customers	43,680,907	50,089,672
Borrowings	3,676,310	4,579,032
Debentures	3,572,533	6,035,590
Lease liabilities	40,375	33,679
Other financial liabilities	27,093	26,403
Total	51,110,162	60,764,376
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	10,256
Deposits due to customers	16,991,574	16,898,791
Borrowings	3,561,696	4,331,196
Debentures	30,967,974	18,439,577
Lease liabilities	317,971	151,127
Other financial liabilities	1,118,751	1,025,252
Total	52,957,966	40,856,199
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	56,221
Deposits due to customers	1,441,654	1,549,490
Borrowings	563,870	437,839
Debentures	2,673,592	3,223,255
Lease liabilities	50,341	25,172
Other financial liabilities	4,287,489	4,195,930
Total	₩ 9,016,946	₩ 9,487,907